Shareholders' Equity (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Shareholders' Equity [Abstract]
Ordinary shares, par value	$ 0.6	$ 0.6
Number of shares, Authorized	50,000,000	50,000,000
Number of shares, Issued	10,142,762	6,610,107
Number of shares, Outstanding	10,142,762	6,610,107
Ordinary shares, Amount	$ 1,985,280	$ 1,384,318